Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Schedule of Employee Benefit Expenses

Employee benefit expenses are as follows:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Wages and salaries	¥2,009	¥2,271	¥2,671
Social security contributions	244	302	303
Termination benefits	1	39	—
Other	28	5	9
Total	¥2,282	¥2,617	¥2,983